Expense Example, No Redemption {- Fidelity Advisor Freedom® 2025 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2025 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 660
3 Years	837
5 Years	1,025
10 Years	1,550
Class M
Expense Example, No Redemption:
1 Year	461
3 Years	694
5 Years	941
10 Years	1,630
Class C
Expense Example, No Redemption:
1 Year	166
3 Years	511
5 Years	877
10 Years	1,887
Class I
Expense Example, No Redemption:
1 Year	64
3 Years	199
5 Years	341
10 Years	735
Class Z
Expense Example, No Redemption:
1 Year	56
3 Years	173
5 Years	298
10 Years	$ 645